MANNING & NAPIER FUND, INC.

Supplement dated September 10, 2010

This supplement applies to the prospectus dated March 1, 2010 for the Dividend Focus Series of the Manning & Napier Fund, Inc. (the “Fund”).

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Due to changes in management and in the Research department of Manning & Napier Advisors, Inc., the Fund’s advisor (the “Advisor”), the information for Christian A. Andreach, Jeffrey S. Coons, Jeffrey A. Herrmann, and Marc Tommasi in the “Portfolio Managers” sub-section of the “Management” section of the Prospectus is hereby deleted and replaced by the following:

Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002. Co-Head of Global Equities since 2010.

Jeffrey S. Coons, Ph.D., CFA®, President and Co-Director of Research/Managing Director of Quantitative Strategies Group

Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999. President since 2010. Member of Dividend Focus Series Research Team since 2008.

Jeffrey A. Herrmann, CFA®, Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes and Overviews Group

Joined the Advisor in 1986. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002. Co-Head of Global Equities since 2010.

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992. Head of Global Investment Strategy since 2010.

In addition, the footnote to the table in the “Portfolio Managers” sub-section of the “Management” section of the Prospectus is hereby deleted and replaced by the following:

*	Prior to June 2010, the Executive Group, consisting of senior executive employee-owners, performed the duties of the Office of the Chief Executive of the Advisor. Effective June 2010, the Executive Group serves as an advisory board to the Chief Executive Officer.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MANNING & NAPIER FUND, INC.

Supplement dated September 10, 2010

This supplement applies to the prospectuses dated March 1, 2010 for the following Series and Classes of the Manning & Napier Fund, Inc. (the “Fund”):

Pro-Blend Conservative Term Series – Classes S, I, C, and R

Pro-Blend Moderate Term Series – Classes S, I, C, and R

Pro-Blend Extended Term Series – Classes S, I, C, and R

Pro-Blend Maximum Term Series – Classes S, I, C, and R

Tax Managed Series – Class A

Equity Series

Overseas Series

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Due to changes in management and in the Research department of Manning & Napier Advisors, Inc., the Fund’s advisor (the “Advisor”), the information for Christian A. Andreach, Jeffrey S. Coons, Jeffrey A. Herrmann, and Marc Tommasi in the “Portfolio Managers” sub-section of the “Management” section of the Prospectuses is hereby deleted and replaced by the following:

Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002. Co-Head of Global Equities since 2010.

Jeffrey S. Coons, Ph.D., CFA®, President and Co-Director of Research/Managing Director of Quantitative Strategies Group

Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999. President since 2010.

Jeffrey A. Herrmann, CFA®, Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes and Overviews Group

Joined the Advisor in 1986. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002. Co-Head of Global Equities since 2010.

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992. Head of Global Investment Strategy since 2010.

In addition, the footnote to the table in the “Portfolio Managers” sub-section of the “Management” section of the Prospectuses is hereby deleted and replaced by the following:

*	Prior to June 2010, the Executive Group, consisting of senior executive employee-owners, performed the duties of the Office of the Chief Executive of the Advisor. Effective June 2010, the Executive Group serves as an advisory board to the Chief Executive Officer.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MANNING & NAPIER FUND, INC.

Supplement dated September 10, 2010

This supplement applies to the prospectus dated March 1, 2010 for the following Series and Classes of the Manning & Napier Fund, Inc. (the “Fund”):

Target Income Series – Classes C, I, K and R

Target 2010 Series – Classes C, I, K and R

Target 2020 Series – Classes C, I, K and R

Target 2030 Series – Classes C, I, K and R

Target 2040 Series – Classes C, I, K and R

Target 2050 Series – Classes C, I, K and R

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.	Portfolio Manager Updates

Due to changes in management and in the Research department of Manning & Napier Advisors, Inc., the Fund’s advisor (the “Advisor”), the information for Christian A. Andreach, Jeffrey S. Coons, Jeffrey A. Herrmann, and Marc Tommasi in the “Portfolio Managers” sub-section of the “Management” section of the Prospectus is hereby deleted and replaced by the following:

Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002. Co-Head of Global Equities since 2010.

Jeffrey S. Coons, Ph.D., CFA®, President and Co-Director of Research/Managing Director of Quantitative Strategies Group

Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999. President since 2010.

Jeffrey A. Herrmann, CFA®, Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes and Overviews Group

Joined the Advisor in 1986. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002. Co-Head of Global Equities since 2010.

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992. Head of Global Investment Strategy since 2010.

In addition, the footnote to the table in the “Portfolio Managers” sub-section of the “Management” section of the Prospectus is hereby deleted and replaced by the following:

*	Prior to June 2010, the Executive Group, consisting of senior executive employee-owners, performed the duties of the Office of the Chief Executive of the Advisor. Effective June 2010, the Executive Group serves as an advisory board to the Chief Executive Officer.

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2.	Changes in Availability of Target Series Class R Shares

The text in the column titled “Eligible Investors” for Class R Shares in the table in the sub-section titled “Choosing a Share Class” in the section of the Prospectus titled “How to Buy, Exchange, and Redeem Shares” is hereby deleted and replaced with the following:

Class R shares are generally offered to employee benefit plans, such as defined benefit plans, defined contribution plans, and 401(k) plans. Class R shares are available for direct investment from the Fund and through financial intermediaries that have entered into an agreement with the Fund’s distributor.

3.	Ticker Symbol Correction

Due to an error on the cover of the Prospectus, the ticker symbols shown for the Target 2050 Series are hereby deleted and replaced by the following ticker symbols:

Target 2050 Series
Class I	Ticker: MTYIX
Class K	Ticker: MTYKX
Class R	Ticker: MTYRX
Class C	Ticker: MTYCX

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MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated September 10, 2010 to the Statement of Additional Information (“SAI”) dated March 1, 2010 for the following series and classes of the Fund:

Pro-Blend Conservative Term Series — Class S, C, Z, R, E and I

Pro-Blend Moderate Term Series — Class S, C, Z, R, E and I

Pro-Blend Extended Term Series — Class S, C, Z, R, E and I

Pro-Blend Maximum Term Series — Class S, C, Z, R, E and I

Equity Series

Tax Managed Series — Class A, B, Z, D and E

Overseas Series

Target Income Series — Class C, I, K and R

Target 2010 Series — Class C, I, K and R

Target 2020 Series — Class C, I, K and R

Target 2030 Series — Class C, I, K and R

Target 2040 Series — Class C, I, K and R

Target 2050 Series — Class C, I, K and R

Dividend Focus Series

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1.	Richard M. Hurwitz, a Director of the Fund, was named the Chief Executive Officer of Pictometry International Corp. effective August 1, 2010. Accordingly, his information in the “Independent Directors” table in the section of the SAI titled “Management” is hereby deleted and replaced by the following.

Name:	Richard M. Hurwitz

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	46

Current Position(s) Held with Fund:	Director, Audit Committee Member and Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2009

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer, Pictometry International Corp.

effective August 2010 (provider of geo-referenced, aerial

image libraries and related software)

Managing Partner (2006 – July 2010) – Aegis Investment

Partners, LLC (buys and builds businesses)

Founder and Managing Member (2004-2005) – Village

Markets, LLC (groceries)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex During Past 5 Years:	Pictometry International Corp. (2000 – 2010) Pioneering Technologies (2006 – 2009) Vensearch Capital Corp. (2003 – 2007)

2.	Due to management changes at Manning & Napier Advisors, Inc., the Fund’s advisor (the “Advisor”), the information for Jeffrey S. Coons in the “Officers” table in the “Management” section of the SAI is hereby deleted and replaced by the following:

Name:	Jeffrey S. Coons, Ph.D., CFA

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	47

Current Position(s) Held with Fund:	Vice President

Term of Office & Length of Time Served:	Since 2004[1]

Principal Occupation(s) During Past 5 Years:

President since 2010 and Co-Director of Research since 2002 - Manning & Napier Advisors, Inc.

Holds one or more of the following titles for various subsidiaries and affiliates: President, Director, Treasurer, or Senior Trust Officer

In addition, the footnote to the table marked with “**” is hereby deleted and replaced by the following:

**Prior to June 2010, the Executive Group, consisting of senior executive employee-owners, performed the duties of the Office of the Chief Executive of the Advisor. Effective June 2010, the Executive Group serves as an advisory board to the Chief Executive Officer.

3.	Further, the following information for Beth Galusha is hereby added to the “Officers” table in the “Management” section of the SAI:

Name:	Beth Galusha

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	49

Current Position(s) Held with Fund:	Assistant Chief Financial Officer

Term of Office & Length of Time Served:	Assistant Chief Financial Officer since 2010[1]

Principal Occupation(s) During Past 5 Years:	Chief Financial Officer and Treasurer, Manning & Napier Advisors, Inc. Holds one or more of the following titles for various affiliates: Chief Financial Officer, Director, or Treasurer

4.	At a meeting of the Fund’s Board of Directors held on August 19, 2010, the Board approved an increase in their annual fees. Accordingly, the paragraph immediately above the Director and Officer Compensation table on page 26 of the SAI is hereby deleted and replaced by the following:

The Interested Director and the officers of the Fund do not receive compensation from the Fund, except that a portion of the Fund’s Chief Compliance Officer’s salary is paid by the Fund. Effective August 19, 2010, each Independent Director shall receive an annual fee of $50,000. Annual fees will be calculated quarterly. Each Independent Director shall receive $7,500 per Board meeting attended. In addition, the Independent Directors who are members of the Audit Committee shall receive $3,000 per committee meeting attended, and the Independent Directors who are members of the Governance and Nominating Committee shall receive $2,000 per committee meeting attended.

5.	Due to the acquisition of PNC Global Investment Servicing (U.S.) Inc., the Fund’s sub-accounting services agent and sub-transfer agent, by the Bank of New York Mellon, references in the SAI to “PNC Global Investment Servicing (U.S.) Inc.” or “PNC” are hereby deleted and replaced by “BNY Mellon Investment Servicing (US) Inc.” or “BNY Mellon”, respectively.

6.	The Class D Shares of the Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, and Pro-Blend Maximum Term Series have been redesignated as Class R Shares. Accordingly, all references to Class D Shares of these Series in the SAI are hereby changed to refer to Class R Shares.

7.	Due to changes in management and in the Research department of the Advisor, the information in the “Portfolio Managers” section of the SAI for Christian A. Andreach, Jeffrey S. Coons, Jeffrey A. Herrmann, and Marc Tommasi is hereby deleted and replaced by the following:

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Christian A. Andreach, CFA, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group	Member of Senior Research Group

Equity Series – between
$100,001 and $500,000

Overseas Series – between
$100,001 and $500,000

Tax Managed Series – between $10,001 and $50,000

Pro-Blend Extended Term Series – between $1 and $10,000

Pro-Blend Conservative Term Series – between $10,001 and $50,000

Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., CFA, President and Co-Director of Research/Managing Director of Quantitative Strategies Group	Member of Senior Research Group, Member of Dividend Focus Series Research Team	Pro-Blend Extended Term Series – between $100,001 and $500,000 Pro-Blend Maximum Term Series – between $100,001 and $500,000	Between $500,001 and $1,000,000

Jeffrey A. Herrmann, CFA, Co-Head of Global Equities, Co-Director of Research/ Managing Director of Themes & Overviews Group	Member of Senior Research Group	Pro-Blend Extended Term Series – between $1 and $10,000 Pro-Blend Maximum Term Series – between $10,001 and $50,000 Equity Series – between $100,000 and $500,000	Between $100,001 and $500,000

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group	Member of Senior Research Group	Pro-Blend Extended Term Series – between $500,001 and $1,000,000	Between $500,001 and $1,000,000

8.	The table in the section of the SAI titled “Directed Brokerage” is hereby deleted and replaced by the following:

Series	Brokerage Commissions Directed in Connection with Research Services Provided	Aggregate Dollar Amount of Transactions for which Such Commissions Were Paid
Pro-Blend Conservative Term Series	$160,320	$119,416,570
Pro-Blend Moderate Term Series	$339,320	$247,844,349
Pro-Blend Extended Term Series	$573,083	$418,978,668
Pro-Blend Maximum Term Series	$723,774	$541,079,615

Series	Brokerage Commissions Directed in Connection with Research Services Provided	Aggregate Dollar Amount of Transactions for which Such Commissions Were Paid
Tax Managed Series	$ 35,536	$ 27,433,199
Equity Series	$1,241,861	$996,581,970
Overseas Series	$ 794,355	$425,855,480
Dividend Focus Series	$ 2,375	$ 2,347,257

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated September 10, 2010

This supplement applies to the combined prospectus dated May 1, 2010 for the following Series and Classes:

Small Cap Series – Class A	Financial Services Series
Commodity Series	Core Bond Series
Technology Series	Core Plus Bond Series
International Series	Real Estate Series
Life Sciences Series	Diversified Tax Exempt Series
World Opportunities Series – Class A	New York Tax Exempt Series
High Yield Bond Series	Ohio Tax Exempt Series
Global Fixed Income Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1. Portfolio Manager Updates

Due to changes in management and in the Research department of Manning & Napier Advisors, Inc., the Fund’s advisor (the “Advisor”), the information for Christian A. Andreach, Jeffrey S. Coons, Jeffrey A. Herrmann, and Marc Tommasi in the “Portfolio Managers” sub-section of the “Management” section of the Prospectus is hereby deleted and replaced by the following:

Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002. Member of the Real Estate Series Research Team since 2010. Co-Head of Global Equities since 2010.

Jeffrey S. Coons, Ph.D., CFA®, President and Co-Director of Research/Managing Director of Quantitative Strategies Group

Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999. President since 2010.

Jeffrey A. Herrmann, CFA®, Co-Head of Global Equities, Co-Director of Research /Managing Director of Themes and Overviews Group

Joined the Advisor in 1986. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002. Co-Head of Global Equities since 2010.

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992. Member of International Series and Global Fixed Income Series Teams since 1992 and 1997, respectively. Head of Global Investment Strategy since 2010.

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In addition, the footnote to the table in the “Portfolio Managers” sub-section of the “Management” section of the Prospectus is hereby deleted and replaced by the following:

*	Prior to June 2010, the Executive Group, consisting of senior executive employee-owners, performed the duties of the Office of the Chief Executive of the Advisor. Effective June 2010, the Executive Group serves as an advisory board to the Chief Executive Officer.

2. Investment Strategy Changes – Financial Services Series

In addition, the following changes are being made to reflect the Financial Services Series’ investments in emerging market stocks, a new addition to the Series’ principal investment strategies:

a.	The second paragraph of the section titled “Principal Investment Strategies” in the Series’ Summary Section is hereby deleted and replaced with the following:

The Series may invest in U.S. and foreign companies, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large or mid-size companies. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

b.	The following bullet point is added to the end of the third paragraph in the section titled “Principal Risks of Investing in the Series” in the Series’ Summary Section:

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

c.	The table provided in the section of the Prospectus titled “More Information About the Series’ Principal Risks” is hereby revised to show that “emerging market risk” now applies to the Financial Services Series.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated September 10, 2010

This supplement applies to the prospectus dated May 1, 2010 for the World Opportunities Series – Class A shares.

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Due to changes in management and in the Research department of Manning & Napier Advisors, Inc., the Fund’s advisor (the “Advisor”), the information for Christian A. Andreach, Jeffrey S. Coons, Jeffrey A. Herrmann, and Marc Tommasi in the “Portfolio Managers” sub-section of the “Management” section of the Prospectus is hereby deleted and replaced by the following:

Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002. Co-Head of Global Equities since 2010.

Jeffrey S. Coons, Ph.D., CFA®, President and Co-Director of Research/Managing Director of Quantitative Strategies Group

Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999. President since 2010.

Jeffrey A. Herrmann, CFA®, Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes and Overviews Group

Joined the Advisor in 1986. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002. Co-Head of Global Equities since 2010.

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992. Head of Global Investment Strategy since 2010.

In addition, the footnote to the table in the “Portfolio Managers” sub-section of the “Management” section of the Prospectus is hereby deleted and replaced by the following:

*	Prior to June 2010, the Executive Group, consisting of senior executive employee-owners, performed the duties of the Office of the Chief Executive of the Advisor. Effective June 2010, the Executive Group serves as an advisory board to the Chief Executive Officer.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated September 10, 2010 to the Statement of Additional Information (“SAI”) dated May 1, 2010

This supplement applies to the SAI of each of the following series of the Fund: Small Cap Series (Class A, B, Z, D, and E Shares), Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series (Class A, B, Z, D, and E Shares), New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1.	Richard M. Hurwitz, a Director of the Fund, was named the Chief Executive Officer of Pictometry International Corp. effective August 1, 2010. Accordingly, his information in the “Independent Directors” table in the section of the SAI titled “Management” is hereby deleted and replaced by the following:

Name:	Richard M. Hurwitz

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	46

Current Position(s) Held with Fund:	Director, Audit Committee Member and Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2009

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer, Pictometry International Corp. effective August 2010 (provider of geo-referenced, aerial image libraries and related software)

Managing Partner (2006 – July 2010) – Aegis Investment Partners, LLC (buys and builds businesses)

Founder and Managing Member (2004-2005) – Village Markets, LLC (groceries)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex During Past 5 Years:	Pictometry International Corp. (2000 – 2010) Pioneering Technologies (2006 – 2009) Vensearch Capital Corp. (2003 – 2007)

2.	Due to management changes at Manning & Napier Advisors, Inc., the Fund’s advisor (the “Advisor”), the information for Jeffrey S. Coons in the “Officers” table in the “Management” section of the SAI is hereby deleted and replaced by the following:

Name:	Jeffrey S. Coons, Ph.D., CFA

Address:	290 Woodcliff Dr. Fairport, NY 14450

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Age:	47

Current Position(s) Held with Fund:	Vice President

Term of Office & Length of Time Served:	Since 2004[1]

Principal Occupation(s) During Past 5 Years:

President since 2010 and Co-Director of Research since 2002 - Manning & Napier Advisors, Inc.

Holds one or more of the following titles for various subsidiaries and affiliates: President, Director, Treasurer, or Senior Trust Officer

In addition, the footnote to the table marked with “**” is hereby deleted and replaced by the following:

**Prior to June 2010, the Executive Group, consisting of senior executive employee-owners, performed the duties of the Office of the Chief Executive of the Advisor. Effective June 2010, the Executive Group serves as an advisory board to the Chief Executive Officer.

3.	At a meeting of the Fund’s Board of Directors held on August 19, 2010, the Board approved an increase in their annual fees. Accordingly, the fourth paragraph of the section titled “Board Committees” in the SAI is hereby deleted and replaced by the following:

The Interested Director and the officers of the Fund do not receive compensation from the Fund, except that a portion of the Fund’s Chief Compliance Officer’s salary is paid by the Fund. Effective August 19, 2010, each Independent Director shall receive an annual fee of $50,000. Annual fees will be calculated quarterly. Each Independent Director shall receive $7,500 per Board meeting attended. In addition, the Independent Directors who are members of the Audit Committee shall receive $3,000 per committee meeting attended, and the Independent Directors who are members of the Governance and Nominating Committee shall receive $2,000 per committee meeting attended.

4.	Due to the acquisition of PNC Global Investment Servicing (U.S.) Inc., the Fund’s sub-accounting services agent and sub-transfer agent, by the Bank of New York Mellon, references in the SAI to “PNC Global Investment Servicing (U.S.) Inc.” or “PNC” are hereby deleted and replaced by “BNY Mellon Investment Servicing (US) Inc.” or “BNY Mellon”, respectively.

5.	Effective August 19, 2010, the Board of Directors approved an increase in the portion of the Small Cap Series of the Fund that may be invested in direct foreign securities. Accordingly, the second paragraph of the section of the SAI titled “Other Investments – Foreign Securities” is hereby deleted and replaced by the following:

The International Series will, under normal circumstances, invest at least 65% of its total assets, and expects to be fully invested, in equity securities of foreign companies. The World Opportunities Series will invest at least 65% of its total assets in common stocks of companies domiciled in at least three different countries. Each of the International Series and World Opportunities Series may invest up to 100% of its assets in foreign securities. The Small Cap Series, Life Sciences Series and Technology Series may not purchase foreign securities if as a result of the purchase of such securities more than 50% of a Series’ assets would be invested in foreign securities. The foregoing restrictions of the Small Cap,

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Life Sciences, and Technology Series shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American depository receipts that are traded either on a domestic securities exchange or in the United States on the over-the-counter market. Each of the Tax Exempt Series may not purchase foreign securities. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

6.	Due to changes in management and in the Research department of the Advisor, the information in the “Portfolio Managers” section of the SAI for Christian A. Andreach, Jeffrey S. Coons, Jeffrey A. Herrmann, and Marc Tommasi is hereby deleted and replaced by the following:

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Christian A. Andreach, CFA, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group	Member of Senior Research Group, Member of Real Estate Series Research Team	Life Sciences Series – between $1 and $10,000 Financial Services Series – between $1 and $10,000 International Series – between $1 and $10,000	Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., CFA, President and Co-Director of Research/Managing Director of Quantitative Strategies Group	Member of Senior Research Group	None	Between $500,001 and $1,000,000

Jeffrey A. Herrmann, CFA, Co-Head of Global Equities, Co-Director of Research/ Managing Director of Themes & Overviews Group	Member of Senior Research Group	Life Sciences Series – between $10,001 and $50,000 Technology Series – between $10,001 and $50,000 Small Cap Series – between $1 and $10,000 World Opportunities Series – between $1 and $10,000	Between $100,001 and $500,000

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group	Member of Senior Research Group, Member of International Series and Global Fixed Income Series Research Teams	None	Between $500,001 and $1,000,000

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